Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax expense (income) [abstract]
Schedule of effective tax rate

	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Net profit (loss)	(23,719)	(28,894)	1,507
Income tax benefit (expense)	116	(380)	(340)
Net profit (loss) before tax	(23,836)	(28,514)	1,847
Tax rate in France	25.00%	25.00%	25.00%
Theoretical tax benefit (expense)	5,959	7,129	(462)
Increase / decrease in tax benefit arising from :
Tax credits	1,504	1,452	1,055
Permanent differences	(31)	43	(205)
Differences between rates	(67)	(840)	1,439
Tax losses for the period, unrecognised as deferred tax assets	(7,037)	(7,832)	(2,520)
Utilisation of previously unrecognised tax losses	0	0	809
IFRS adjustments without tax incidence	(61)	(145)	0
Non recognition of deferred tax assets related to temporary differences	331	454	5
Recognition of deferred tax assets against deferred tax liabilities	(453)	(418)	(447)
Other	(29)	(224)	(13)
Income tax benefit (expense) recognised in profit or loss	116	(380)	(340)
Effective income tax rate	(0.49)%	1.33%	18.40%